Acquisitions and Divestitures - Summary of Sales and Other Operating Revenue and Loss From Discontinued Operation Related to Disposition - Australia Divestitures (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, net of tax		$ 627	$ (17)	$ 120	$ (238)	$ (983)	$ (247)	$ 68	$ (545)	$ 492	$ (1,707)	$ 438
Australia [Member] | Divestiture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues and other from discontinued operations										288	1,050	1,121
Income (loss) from divested Australian operations										28	(12)	550
Income tax benefit (expense)										(652)	231	22
Income (loss) from discontinued operations, net of tax										492	(1,076)	$ 528
Australia [Member] | Divestiture [Member] | Woodside Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from divestiture										$ (49)	$ (833)
Australia [Member] | Divestiture [Member] | Consortium Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from divestiture	$ (139)